Reinsurance - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Assets held in trust for reinsurance		$ 1,148	$ 1,314
Global Atlantic
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Decrease to funds withheld liability	$ 930
Assets held in trust for reinsurance		4,122	4,614
Protective Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Assets held in trust for reinsurance		$ 1,664	$ 1,616